Operating Segments (Details Narrative) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
U E G A [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase (decrease) in property, plant and equipment	R$ 118,002